Sale of SharkNinja Co., Ltd (Details) - SharkNinja (Japanese) Co. Ltd - Disposal Group, Disposed of by Sale, Not Discontinued Operations $ in Millions	Jul. 27, 2023 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of subsidiary	$ 8.0
Sale of SharkNinja Co, Ltd. to Former Parent	3.3
Net carrying value of assets	$ 11.3